Acquisition of King's Gaming Promotion Limited (Details Textual) - Kings Gaming [Member] - USD ($)		12 Months Ended
	Nov. 10, 2010	Dec. 31, 2016
Business Acquisition [Line Items]
Profit Interest Purchase Agreement Initiation Date	Nov. 01, 2010
Acquire Right Percentage Of Profit Interest	100.00%
Payments to Acquire Businesses, Gross	$ 9,000,000
Business Acquisition Working Capital	27,000,000
Business Acquisition Installment Payment	9,000,000	$ 9,000,000
Business Acquisition Minimum Gross Profit Requirement	6,150,000
Additional Gross Profit Target		$ 1,000,000
Estimated contingent purchase price-Oriental VIP Room	$ 75,973,890
Business Acquisition Common Stock Shares Issued	1,500,000
Business Acquisition Common Stock Shares Issued Par Value Per Share	$ 10.74
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration	$ 50,863,890
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 16,110,000
Maximum [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	36,000,000
Minimum [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 9,000,000